Royalty and option income	3 Months Ended
Dec. 31, 2022
Royalty And Option Income [Abstract]
Royalty and option income

12. Royalty and option income

	Three months ended	Year ended	Year ended
	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)
Royalty and option income were generated from:
Canadian Malartic	195	1,132	—
Borden	63	954	—
Jerritt Canyon	148	808	94
Others	176	1,050	98
	582	3,944	192

Others consist of royalty income from the Isabella Pearl Mine, advance mineral royalty payment of $48 and option income of $99 for the three months ended December 31, 2022. For the year ended September 30, 2022, others consist of royalty income from the Isabella Pearl Mine, advance mineral royalty payment of $386 and option income of $450.